Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Net deferred tax assets
Deferred tax assets	SFr 7,542	SFr 7,825		SFr 7,542		SFr 5,828
Net operating loss carry-forwards, after allocation of valuation allowances	2,787	2,543		2,787
Temporary differences	4,755	5,282		4,755
Deferred tax liabilities	231	176		231		129
Deferred Tax Assets (Liabilities), Net	7,311	SFr 7,649		7,311
Net deferred tax assets change - Net operating losses	244			609
Net deferred tax assets change	(338)			1,612
Accumulated undistributed earnings from foreign subsidiaries	SFr 4,800			SFr 4,800
Effective tax rate
Effective tax rate (as a percent)	47.40%	11.60%	10.60%	28.30%	55.40%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	67			67
Bank
Net deferred tax assets
Deferred tax assets	7,472			7,472		5,815
Net operating loss carry-forwards, after allocation of valuation allowances	2,779			2,779		2,172
Temporary differences	4,693			4,693		3,643
Deferred tax liabilities	129			129		99
Deferred Tax Assets (Liabilities), Net	7,343			7,343		SFr 5,716
Net deferred tax assets change				1,627
Accumulated undistributed earnings from foreign subsidiaries	4,400			SFr 4,400
Effective tax rate
Effective tax rate (as a percent)				33.50%	48.00%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 67			SFr 67